Supplemental Disclosures of Noncash Activities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosures of Noncash Activities

Supplemental Disclosures of Noncash Activities

Outlined below are significant noncash investing and financing transactions for the nine months ended September 30, 2013 and 2012, respectively:

	Nine Months Ended September 30,
	2013	2012
Write-off of due to affiliates	$—	$27,315,249

Dividends accrued on preferred stock	$279,093	$280,003

Discounts applied to issuance of common stock	$—	$43,761

Cancellation of stock dividends	$—	$(329)

Forfeiture of restricted stock award	$205	$—

Market value adjustment to interest rate swap that qualifies for hedge accounting treatment	$1,126,174	$—

Issuance of stock-based compensation	$19,680	$55,000

Other liabilities assumed upon acquisition of timberland	$125,163	$1,156,317

Deferred financing costs payable	$—	$99,936

Supplemental Disclosures of Noncash Activities

Outlined below are significant noncash investing and financing transactions for the years ended December 31, 2012, 2011, and 2010, respectively:

	2012	2011	2010
Write-off of due to affiliates	$27,315,249	$—	$—
Dividends accrued on preferred stock	$373,992	$1,556,675	$3,708,380
Discounts applied to issuance of common stock	$43,761	$463,980	$360,530
Commissions on stock sales and related dealer-manager fees due to affiliate	$—	$105,502	$—
Issuance (cancellation) of stock dividends	$(329)	$5,570,133	$6,057,323
Stock dividends payable to stockholders—additional paid-in capital	$—	$(221,082)	$221,082
Stock dividends payable to stockholders—par value	$—	$(221)	$221
Issuance of stock-based compensation	$55,000	$40,000	$65,000
Other liabilities assumed upon acquisition of timberland	$1,156,317	$4,404	$—
Market value adjustment to interest rate swap	$(687,674)	$—	$—
Other offering costs due to affiliate	$—	$28,316	$121,457